Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2025
Property and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment as of June 30, 2025 and December 31, 2024 are summarized as follows:

	June 30,	December 31,
	2025	2024
Furniture	€66,127	€65,118
Laboratory Photovoltaic Installation	223,340	232,806
Tools and Machinery	15,838	7,838
Computer	14,915	14,915
	320,220	320,677
Accumulated depreciation	(43,287)	(46,815)
	€276,933	€273,862